Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—1.9%
55,838		Cogent Communications Holdings, Inc.	$3,274,340
160,991	[1]	Imax Corp.	3,437,158
92,014	[2]	Meredith Corp.	3,468,928
8,842	[1]	TechTarget, Inc.	215,745
324,398	[1]	TrueCar, Inc.	1,064,025
144,504	[1]	Yelp, Inc.	4,986,833
		TOTAL	16,447,029
		Consumer Discretionary—13.4%
92,763	[1]	Asbury Automotive Group, Inc.	9,566,648
2,101		Bassett Furniture Industries, Inc.	32,040
111,874	[2]	Bluegreen Vacations Corp.	1,075,109
23,840	[1]	Boot Barn Holdings, Inc.	835,592
84,303	[2]	Brinker International, Inc.	3,747,268
25,173	[1]	Career Education Corp.	356,450
232,554	[1]	Crocs, Inc.	8,137,065
74,021	[1]	Deckers Outdoor Corp.	11,317,811
116,932	[1]	Denny's Corp.	2,352,672
423,206	[1]	Everi Holdings, Inc.	4,257,452
38,074	[1,2]	Fox Factory Holding Corp.	2,320,230
58,376	[1]	Installed Building Products, Inc.	3,807,283
110,166	[1,2]	iRobot Corp.	5,294,578
10,959		Johnson Outdoors, Inc., Class A	641,649
66,861		Lithia Motors, Inc., Class A	10,529,270
123,427		M.D.C. Holdings, Inc.	4,777,859
173,217	[1,2]	MarineMax, Inc.	2,676,203
17,447	[1]	Planet Fitness, Inc.	1,110,676
265,343		Rent-A-Center, Inc.	6,864,423
357,546	[1,2]	SeaWorld Entertainment, Inc.	9,446,365
55,015	[1]	Skyline Corp.	1,553,073
22,372	[1]	Sleep Number Corp.	1,076,541
46,205	[1,2]	Stamps.com, Inc.	3,901,088
16,081		Steven Madden Ltd.	662,216
561,517	[1,2]	Tailored Brands, Inc.	2,605,439
12,316	[1]	TopBuild Corp.	1,280,002
168,384	[2]	Wingstop, Inc.	14,048,277
116,480	[1,2]	YETI Holdings, Inc.	3,879,949
		TOTAL	118,153,228
		Consumer Staples—2.9%
21,797	[1]	Chefs Warehouse, Inc.	722,026
10,735		Coca-Cola Bottling Co.	2,945,255
99,880	[1]	elf Beauty, Inc.	1,677,984
42,636	[2]	Medifast, Inc.	4,730,038
47,148	[1,2]	National Beverage Corp.	2,072,626
113,899	[1]	Performance Food Group Co.	4,853,236
21,142	[1]	The Boston Beer Co., Inc., Class A	7,916,833
12,368	[1]	USANA Health Sciences, Inc.	916,592
		TOTAL	25,834,590

Shares			Value
		COMMON STOCKS—continued
		Energy—0.8%
221,074	[1]	CONSOL Energy, Inc.	$2,924,809
29,155	[2]	DMC Global, Inc.	1,304,395
765,159	[1,2]	Denbury Resources, Inc.	763,705
46,317	[2]	Liberty Oilfield Services, Inc.	426,579
80,678	[1,2]	Par Petroleum Corp.	1,827,357
		TOTAL	7,246,845
		Financials—7.0%
5,310	[1]	Atlantic Capital Bancshares, Inc.	99,031
86,440	[1]	Enova International, Inc.	2,030,476
159,885		Essent Group Ltd.	8,328,410
45,181		FB Financial Corp.	1,701,968
275,208	[1]	Green Dot Corp.	7,936,999
38,716		Guaranty Bancshares, Inc.	1,225,749
147,871		Kinsale Capital Group, Inc.	15,632,922
45,425	[2]	Lakeland Financial Corp.	2,114,534
230,362	[1]	NMI Holdings, Inc.	6,738,088
112,206		National Bank Holdings Corp.	3,859,886
496,349		National General Holdings Corp.	10,582,161
25,710	[1]	Palomar Holdings, Inc.	1,160,806
		TOTAL	61,411,030
		Health Care—26.3%
125,566	[1]	Acadia Pharmaceuticals, Inc.	5,325,254
12,906	[1]	Acer Therapeutics, Inc.	40,396
29,441	[1,2]	Addus Homecare Corp.	2,479,227
51,904	[1,3]	Adeptus Health, Inc.	0
19,843	[1]	Affimed N.V.	58,338
19,185	[1]	Alphatec Holdings, Inc.	131,993
38,852	[1]	Amedisys, Inc.	4,993,259
358,971	[1]	Amneal Pharmaceuticals, Inc	1,105,631
88,122	[1,2]	Apellis Pharmaceuticals, Inc.	2,589,906
98,376	[1]	Arena Pharmaceuticals, Inc.	4,792,387
108,635	[1,2]	Arrowhead Pharmaceuticals, Inc.	4,350,832
207,062	[1]	Assertio Therapeutics, Inc.	163,600
16,924	[1]	Atara Biotherapeutics, Inc.	184,810
331,172	[1]	BioCryst Pharmaceuticals, Inc.	662,344
148,893	[2]	CONMED Corp.	16,381,208
207,949	[1]	Cardiovascular Systems, Inc.	9,257,889
97,450	[1]	Catalyst Pharmaceutical Partners, Inc.	460,938
339,848	[1,2]	Clovis Oncology, Inc.	1,077,318
95,403	[1]	Collegium Pharmaceutical, Inc.	1,144,836
87,871	[1]	Cymabay Therapeutics, Inc.	394,541
573,262	[1]	Cytokinetics, Inc.	6,678,502
37,065	[1]	Deciphera Pharmaceuticals, Inc.	1,643,462
146,476	[1]	Dicerna Pharmaceuticals, Inc.	2,415,389
37,048	[1]	Eagle Pharmaceuticals, Inc.	2,322,910
8,082	[1]	Enanta Pharmaceuticals, Inc.	492,032
1,053	[1,2]	Esperion Therapeutics, Inc.	41,878
12,106	[1]	Flexion Therapeutics, Inc.	207,860
15,317	[1,2]	Global Blood Therapeutics, Inc.	734,450
116,368	[1,2]	Globus Medical, Inc.	6,094,192
154,003	[1]	HMS Holdings Corp.	5,034,358

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
50,586	[1]	Haemonetics Corp.	$6,107,248
422,019	[1]	Halozyme Therapeutics, Inc.	6,465,331
280,811	[1]	Inogen, Inc.	15,285,947
16,648	[1]	Integer Holdings Corp.	1,289,221
216,675	[1,2]	Karyopharm Therapeutics, Inc.	2,535,097
117,018	[1]	Kura Oncology, Inc.	1,752,930
14,700	[1]	LHC Group, Inc.	1,631,259
113,134		LeMaitre Vascular, Inc.	3,914,436
217,893	[1]	Medpace Holdings, Inc.	16,043,462
70,879	[1]	MeiraGTx Holdings PLC	1,024,202
18,238	[1,2]	Mirati Therapeutics, Inc.	1,717,655
15,949	[1]	Molina Healthcare, Inc.	1,876,240
9,601	[1]	Myokardia, Inc.	550,425
263,108	[1]	Natera, Inc.	10,134,920
49,850	[1]	Nevro Corp.	4,297,070
22,930	[1,2]	Novavax, Inc.	95,618
47,879	[1,2]	Novocure Ltd.	3,430,052
76,780	[1]	NuVasive, Inc.	5,416,061
5,868	[1]	Omnicell, Inc.	413,048
100,237	[1]	Orthofix Medical, Inc.	4,212,961
23,783	[1]	PDL BioPharma, Inc.	67,068
13,926	[1,2]	Pacira BioSciences, Inc.	563,864
15,932	[1]	Pieris Pharmaceuticals, Inc.	52,735
399,845	[1,2]	Puma Biotechnology, Inc.	2,718,946
5,468	[1]	Quidel Corp.	311,129
315,395	[1]	R1 RCM, Inc.	3,352,649
345,210	[1]	Radius Health, Inc.	9,817,772
18,065	[1,2]	Reata Pharmaceuticals, Inc.	3,722,835
134,236	[1]	Recro Pharma, Inc.	2,116,902
224,271	[1]	Repligen Corp.	17,827,302
9,440	[1]	Scholar Rock Holding Corp.	87,320
22,028		Simulations Plus, Inc.	780,011
194,188	[1]	Supernus Pharmaceuticals, Inc.	5,396,484
29,841	[1,2]	Tandem Diabetes Care, Inc.	1,837,609
58,962	[1,2]	Tenet Healthcare Corp.	1,494,097
15,599	[2]	U.S. Physical Therapy, Inc.	2,206,791
102,196	[1]	Vanda Pharmaceuticals, Inc.	1,380,668
483,359	[1]	Voyager Therapeutics, Inc.	7,438,895
232,300	[1,2]	Ziopharm Oncology, Inc.	980,306
10,995	[1,2]	Zogenix, Inc.	490,927
		TOTAL	232,097,233
		Industrials—20.2%
50,447		Advanced Drainage System, Inc.	1,867,548
160,434	[1]	Aerojet Rocketdyne Holdings, Inc.	6,935,562
107,556	[1,2]	Aerovironment, Inc.	6,236,097
14,122		Albany International Corp., Class A	1,185,966
32,810		Astec Industries, Inc.	1,151,303
265,666	[1,2]	Atkore International Group, Inc.	9,218,610
110,801	[1]	Builders Firstsource, Inc.	2,505,211
120,452	[1]	Casella Waste Systems, Inc.	5,250,503
93,765	[1,2]	Cimpress NV	12,388,232

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
97,779	[1]	Commercial Vehicle Group, Inc.	$712,809
243,950	[2]	Covanta Holding Corp.	3,522,638
74,541		Deluxe Corp.	3,863,460
151,053	[1]	Echo Global Logistics, Inc.	3,007,465
105,656		Emcor Group, Inc.	9,267,088
226,518	[2]	Exponent, Inc.	14,390,688
160,324	[2]	Federal Signal Corp.	5,200,911
8,958	[1]	Franklin Covey Co.	342,196
195,720	[1]	GMS, Inc.	5,863,771
49,989	[1]	Generac Holdings, Inc.	4,827,938
166,262		Heidrick & Struggles International, Inc.	4,731,816
259,359		Hillenbrand, Inc.	7,985,664
13,394	[1]	Hub Group, Inc.	613,445
54,602		John Bean Technologies Corp.	5,611,447
15,691		Korn Ferry	575,703
28,695		MSA Safety, Inc.	3,445,409
124,010	[1,2]	Mastec, Inc.	7,805,189
71,019	[1]	Mercury Systems, Inc.	5,231,259
217,213	[1,2]	Meritor, Inc.	4,785,202
135,970		Miller Herman, Inc.	6,322,605
10,707	[1]	Radiant Logistics, Inc.	57,711
101,475		Rush Enterprises, Inc.	4,433,443
93,692	[1]	Saia, Inc.	8,357,326
148,163		Tetra Tech, Inc.	12,959,818
7,116	[1]	Trex Co., Inc.	625,425
60,183	[1]	TriNet Group, Inc.	3,189,097
33,669		Woodward, Inc.	3,591,135
		TOTAL	178,059,690
		Information Technology—17.4%
659	[1,2]	ACI Worldwide, Inc.	20,686
74,498	[1]	Ambarella, Inc.	3,920,830
18,702	[2]	Blackbaud, Inc.	1,570,033
106,778		CSG Systems International, Inc.	6,154,684
19,491		Cabot Microelectronics Corp.	2,945,480
185,436	[1,2]	Cardtronics, Inc.	6,353,037
38,005	[1]	Ciena Corp.	1,410,746
127,668	[1]	Commvault Systems, Inc.	6,341,270
194,718	[1]	Cornerstone OnDemand, Inc.	11,404,633
39,685	[1]	Diebold Nixdorf, Inc.	277,795
158,991	[1]	Digital Turbine, Inc.	1,111,347
111,676	[1]	Endurance International Group Holdings, Inc.	437,770
238,820		Evertec, Inc.	7,305,504
115,425	[1]	Evo Payments, Inc.	3,281,533
82,163	[1]	Five9, Inc.	4,560,868
226,036	[1,2]	GTT Communications, Inc.	1,702,051
160,121	[1]	Inphi Corp.	11,509,498
2,844	[1]	Intelligent Systems Corp.	128,463
33,144	[1]	Itron, Inc.	2,527,561
121,336	[1,2]	j2 Global, Inc.	11,522,067
517,251	[1]	Lattice Semiconductor Corp.	10,132,947
9,057	[1,2]	LivePerson, Inc.	371,790

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,619		Maximus, Inc.	$354,462
338,395	[1]	Model N, Inc.	10,080,787
46,577	[1]	OSI Systems, Inc.	4,622,301
33,627	[1]	Onto Innovation, Inc.	1,082,789
90,794	[1]	PROS Holdings, Inc.	4,652,285
35,479	[1,2]	Paylocity Corp.	3,640,145
347,238	[1]	Perficient, Inc.	13,611,730
38,643		Power Integrations, Inc.	3,520,764
39,025	[1]	Qualys, Inc.	3,330,003
190,768	[1]	SPS Commerce, Inc.	10,066,827
27,656	[1]	SVMK, Inc.	508,870
9,743		Science Applications International Corp.	804,967
80,615	[1,2]	ShotSpotter, Inc.	1,628,423
24,530	[1,2]	Workiva, Inc.	1,022,165
		TOTAL	153,917,111
		Materials—1.9%
80,805	[2]	Fuller (H.B.) Co.	3,943,284
5,324		Kaiser Aluminum Corp.	570,094
166,299	[1]	Kraton Corp.	3,728,424
99,483		Kronos Worldwide, Inc.	1,261,444
203,915		Myers Industries, Inc.	3,452,281
86,100	[1,3]	Rentech, Inc.	0
89,387		Trinseo SA	3,798,948
		TOTAL	16,754,475
		Real Estate—5.5%
58,829		American Assets Trust, Inc.	2,880,268
13,219	[1]	Cushman & Wakefield PLC	246,534
129,670		EastGroup Properties, Inc.	17,369,297
41,782		National Health Investors, Inc.	3,584,478
80,883		National Storage Affiliates Trust	2,763,772
62,321		NexPoint Residential Trust, Inc.	3,039,395
10,159		PS Business Parks, Inc.	1,834,208
267,529		QTS Realty Trust, Inc.	14,336,879
33,713		RMR Group, Inc./The	1,631,709
31,443	[2]	Tanger Factory Outlet Centers, Inc.	506,861
		TOTAL	48,193,401
		Utilities—1.0%
16,576		American States Water Co.	1,576,875
451,418		TerraForm Power, Inc.	7,665,078
		TOTAL	9,241,953
		TOTAL COMMON STOCKS (IDENTIFIED COST $839,455,861)	867,356,585
		INVESTMENT COMPANIES—8.9%
32,101,984		Federated Government Obligations Fund, Premier Shares, 1.75%[4]	32,101,984
45,955,102		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[4]	45,968,889
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $78,066,328)	78,070,873
		TOTAL INVESTMENT IN SECURITIES—107.2% (IDENTIFIED COST $917,522,189)	945,427,458
		OTHER ASSETS AND LIABILITIES - NET—(7.2)%[5]	(63,449,327)
		TOTAL NET ASSETS—100%	$881,978,131

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2019, were as follows:
Affiliated	Balance of Shares Held 7/31/2019	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 10/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Dividend Income*
Information Technology
ShotSpotter, Inc.	—	80,615	—	80,615	$1,628,423	$(45,358)	$—	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	34,589,446	67,411,680	102,001,126
Purchases/Additions	98,735,086	146,960,288	245,695,374
Sales/Reductions	(101,222,548)	(168,416,866)	(269,639,414)
Balance of Shares Held 10/31/2019	32,101,984	45,955,102	78,057,086
Value	$32,101,984	$45,968,889	$78,070,873
Change in Unrealized Appreciation/Depreciation	N/A	$(287)	$(287)
Net Realized Gain/(Loss)	N/A	$(87)	$(87)
Dividend Income	$191,238	$342,080	$533,318
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$62,659,698	$65,990,985
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$817,065,341	$—	$0	$817,065,341
International	50,291,244	—	—	50,291,244
Investment Companies	78,070,873	—	—	78,070,873
TOTAL SECURITIES	$945,427,458	$—	$0	$945,427,458